Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

	March 28, 2014	December 31, 2013
Land	$120.9	$120.8
Buildings and leasehold improvements	375.3	372.6
Machinery, equipment and office furnishings	1,290.6	1,290.6
Construction in progress	53.1	46.3

Total gross book value	1,839.9	1,830.3
Less accumulated depreciation	(763.8)	(738.3)

Total net book value	$1,076.1	$1,092.0

Property, plant and equipment consisted of the following (in millions):

	Dec 31, 2013	Dec 31, 2012
Land	$120.8	$124.8
Buildings and leasehold improvements	372.6	375.3
Machinery, equipment and office furnishings	1,290.6	1,257.1
Construction in progress	46.3	77.5

Total — gross book value	1,830.3	1,834.7
Less accumulated depreciation	(738.3)	(640.8)

Total — net book value	$1,092.0	$1,193.9